Participation in the Treasury Capital Purchase Program	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Participation in the Treasury Capital Purchase Program

NOTE 21—PARTICIPATION IN THE TREASURY CAPITAL PURCHASE PROGRAM

On January 23, 2009, the Company completed the sale to the U.S. Treasury of $23,184 of newly-issued non-voting preferred shares as part of the Capital Purchase Program (CPP) enacted by the U.S. Treasury as part of the Troubled Assets Relief Program (TARP) under the Emergency Economic Stabilization Act of 2008 (EESA). To finalize the Company’s participation in the CPP, the Company and the Treasury entered into a Letter Agreement, dated January 23, 2009, including the Securities Purchase Agreement – Standard Terms attached thereto. Pursuant to the terms of the Securities Purchase Agreement, the Company issued and sold to Treasury (1) 23,184 shares of Fixed Rate Cumulative Perpetual Preferred Shares, Series A, each without par value and having a liquidation preference of $1,000 per share (Series A Preferred Shares), and (2) a Warrant to purchase 469,312 common shares of the Company, each without par value, at an exercise price of $7.41 per share. The Warrant had a ten-year term. All of the proceeds from the sale of the Series A Preferred Shares and the Warrant by the Company to the U.S. Treasury under the CPP qualified as Tier 1 capital for regulatory purposes. Under the standardized CPP terms, cumulative dividends on the Series A Preferred Shares accrued on the liquidation preference at a rate of 5% per annum for the first five years, and at a rate of 9% per annum thereafter. The Series A Preferred Shares had no maturity date and ranked senior to the common shares with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Company.

On July 3, 2012, the U.S. Treasury completed the sale of all 23,184 of the Preferred Shares to various investors pursuant to a modified “Dutch auction” process. On September 5, 2012, the Company completed the repurchase of the Warrant from the U.S. Treasury in accordance with the terms of the Securities Purchase Agreement for an aggregate purchase price of $563,174.

On December 19, 2013, the Company announced the completion of its public offering of 1,000,000 depositary shares, each representing a 1/40th ownership interest in a Noncumulative Redeemable Convertible Perpetual Preferred Share, Series B, of the Company with a liquidation preference of $1,000 per share (equivalent to $25.00 per depositary share). The Company sold the maximum of 1,000,000 depositary shares in the offering at $25.00 per depositary share, resulting in proceeds, net of $1,868 issuance costs, to the Company of $23,132.

On January 17, 2014, the Company provided notice that it intends to redeem all 23,184 of the Series A Preferred Shares (CUSIP No. 319459 30 1), which were originally sold to the United States Department of the Treasury, as part of TARP. The redemption of the Series A Preferred Shares was effective as of February 15, 2014.